UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-00042

DWS Portfolio Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

John Millette
Secretary
One Beacon Street
Boston, MA  02108-3106
(Name and address of agent for service)

Registrant's telephone number, including area code:  617-295-1000

Date of fiscal year end:  01/31
DWS Core Plus Income Fund

Date of fiscal year end:  05/31
DWS Floating Rate Fund (formerly DWS Floating Rate Plus Fund)

Date of reporting period:  7/1/12-6/30/13

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-00042
Reporting Period: 07/01/2012 - 06/30/2013
DWS Portfolio Trust

======================= B    DWS Floating Rate Fund ============================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

======================= F     DWS Core Plus Income Fund ========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                      DWS Portfolio Trust

By (Signature and Title)   /s/W. Douglas Beck
W. Douglas Beck, Chief Executive Officer and President

Date  8/19/13